SCHEDULE OF DEFERRED TAXES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Deferred tax assets operating loss carryforwards	$ 2,756,000	$ 1,415,000
Deferred tax assets, valuation allowance	(2,756,000)	(1,415,000)
Deferred tax assets, net